Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
GOODWILL

NOTE 8 – GOODWILL

In September of 2014, Zhong Chuan Shi Xun acquired a 100% interest in Zhong Chuan Rui You for a consideration of $7,391,894 (RMB48,000,000). Zhong Chuan Rui You is primarily engaged in on train WiFi business, deploying WiFi equipment on trains and providing passengers with entertainment and information services on trains. The book value of the identifiable net assets of Zhong Chuan Rui You was $151,958 (RMB963,000) and a goodwill of $7,239,936 was recorded.